1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000
May 4, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Gabelli Capital Series Funds, Inc. (the “Company”) Securities Act File No. 33-61254 Investment Company Act File No. 811-07644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above named Company does not differ from that contained in Post-Effective Amendment No. 20 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2011 (Accession # 0000950123-11-041900).
Any questions or comments on the Amendment may be directed to the undersigned at (202) 303-1273.
Very truly yours,

/s/ Ryan P. Brizek Ryan P. Brizek
Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP Bruce N. Alpert, Gabelli Funds, LLC Agnes Mullady, Gabelli Funds, LLC
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